Summary of Significant Accounting Policies (Details) - Schedule of Class A Ordinary Shares Reflected in the Balance Sheets - Class A Ordinary Shares Subject to Possible Redemption [Member] - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Class A Ordinary Shares Reflected in the Balance Sheets [Line Items]
Class A ordinary shares subject to possible redemption	$ 13,434,219	$ 13,260,262	$ 24,276,178	$ 229,692,494	$ 202,000,000
Class A ordinary shares subject to possible redemption	13,613,477	13,434,219	13,260,262	24,276,178	229,692,494
Redemptions			(11,325,822)	(211,918,105)
Remeasurement of carrying value to redemption value	$ 179,258	$ 173,957	$ 309,906	$ 6,501,789	$ 2,442,494